Financial Income and Expenses - Summary of Financial Revenues and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Interest finance leases	€ 217	€ 260	€ 291
Interest on overdrafts and other finance costs	21	19	35
Interest on RCAs	17	18	17
Foreign Exchange differences	0	136
Finance expenses	255	434	343
Finance income on the net investment in lease	26	46	62
Interest income bank account	1	5	30
Foreign Exchange differences	5	0	326
Other financial income	112	166	164
Finance income	144	217	582
Net Financial result	€ (111)	€ (217)	€ 239